Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
A reconciliation of the tax provision
Tax provision at U.S. statutory rate	$ 149	$ 117	$ (104)
U.S. state and local income taxes	(19)	(2)	(3)
Tax on repatriation of foreign earnings	25	(19)	(45)
Foreign tax rate differential	(64)	(70)	(25)
Tax on capital gains	334	99
Change in asset basis	(130)		(120)
Nondeductible goodwill	9	3	39
Change in uncertain tax positions	8	23	9
Tax settlements	(25)	(42)	1
Tax on asset dispositions	(60)	1	(32)
Change in valuation allowance	(304)	(99)
Other	2	16	(13)
Provision for income tax (benefit)	$ (75)	$ 27	$ (293)